Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	8
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2 Notes		$447,836,585.02	0.9842562	$407,832,125.70	0.8963343	$40,004,459.32
Class A-3 Notes		$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes		$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes		$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes		$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes		$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities		$1,147,996,585.02	0.7637221	$1,107,992,125.70	0.7371086	$40,004,459.32

Weighted Avg. Coupon (WAC)		3.50%		3.50%
Weighted Avg. Remaining Maturity (WARM)		48.80		47.90
Pool Receivables Balance		$1,194,557,574.22		$1,153,495,013.56
Remaining Number of Receivables		72,704		71,679

Adjusted Pool Balance		$1,170,714,561.01		$1,130,710,101.69

III. COLLECTIONS

Principal:
Principal Collections	$39,754,431.22
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$486,101.51
Total Principal Collections	$40,240,532.73

Interest:
Interest Collections	$3,453,070.49
Late Fees & Other Charges	$74,666.88
Interest on Repurchase Principal	$-
Total Interest Collections	$3,527,737.37

Collection Account Interest	$988.58
Reserve Account Interest	$96.49
Servicer Advances	$-

Total Collections	$43,769,355.17

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	8
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$43,769,355.17
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$43,769,355.17

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$995,464.65	$-	$995,464.65	$995,464.65
Collection Account Interest					$988.58
Late Fees & Other Charges					$74,666.88
Total due to Servicer					$1,071,120.11

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$197,794.49		$197,794.49
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$593,941.90		$593,941.90	$593,941.90

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$41,944,232.99

9. Regular Principal Distribution Amount:
					$40,004,459.32
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$40,004,459.32
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$40,004,459.32		$40,004,459.32
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$40,004,459.32		$40,004,459.32

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,939,773.67

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,843,013.21
Beginning Period Amount	$23,843,013.21
Current Period Amortization	$1,058,101.34
Ending Period Required Amount	$22,784,911.87
Ending Period Amount	$22,784,911.87
Next Distribution Date Required Amount	$21,753,067.77

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.94%	2.01%	2.01%

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	8
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.11%	71,042	98.93%	$1,141,186,727.91
30 - 60 Days	0.70%	499	0.83%	$9,563,045.47
61 - 90 Days	0.16%	113	0.19%	$2,210,620.06
91 + Days	0.03%	25	0.05%	$534,620.12
		71,679		$1,153,495,013.56
Total
Delinquent Receivables 61 + days past due	0.19%	138	0.24%	$2,745,240.18
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.26%	187	0.32%	$3,831,682.48
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	205	0.34%	$4,178,618.59
Three-Month Average Delinquency Ratio	0.24%		0.30%

Repossession in Current Period		54		$1,109,452.20
Repossession Inventory		101		$984,569.43

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,308,129.44
Recoveries				$(486,101.51)
Net Charge-offs for Current Period				$822,027.93

Beginning Pool Balance for Current Period				$1,194,557,574.22

Net Loss Ratio				0.83%
Net Loss Ratio for 1st Preceding Collection Period				0.63%
Net Loss Ratio for 2nd Preceding Collection Period				0.75%
Three-Month Average Net Loss Ratio for Current Period				0.74%

Cumulative Net Losses for All Periods				$5,627,918.17
Cumulative Net Losses as a % of Initial Pool Balance				0.36%

Principal Balance of Extensions				$4,082,917.43
Number of Extensions				191

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	March 10, 2014

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